Subsequent Events (Details) $ / shares in Units, $ in Thousands, ¥ in Millions							6 Months Ended	12 Months Ended
	Jan. 09, 2018 USD ($)	Jan. 08, 2018 USD ($)	Jan. 08, 2018 CNY (¥)	Jan. 03, 2018 USD ($)	Jan. 02, 2018 USD ($)	Sep. 08, 2017	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 22, 2018 USD ($) $ / shares	Jan. 08, 2018 CNY (¥)	Dec. 31, 2016 USD ($)	May 09, 2016 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Capital distribution aggregate amount								$ 1,267,210			$ 1,267,450
Share capital and total equity reduced								750,000
Total consideration transferred								$ (3,280)
Overseas Investments Peru Credit Suisse (D) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity						May 9, 2019		2017
Face amount												$ 100,000
Capital distribution [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital distribution aggregate amount									$ 665,000
Capital distribution aggregate amount per share | $ / shares									$ 12.35
Share capital and total equity reduced									$ 665,000
Pre-investment valuation of Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investment		$ 1,000,000
Pre-investment valuation of Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investment | ¥										¥ 6,500
Existing shareholder loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investment		290,000
Existing shareholder loans [Member] | China, Yuan Renminbi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investment | ¥										¥ 1,890
Investment Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration transferred		$ 480,000
Percentage of increase its stake		67.00%								67.00%
Gain on dilution							$ 286,000
Investment Agreement [Member] | Investment paid to Kenon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding by Investor		$ 20,000
Investment Agreement [Member] | China, Yuan Renminbi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding by Investor | ¥			¥ 6,630
Total consideration transferred | ¥										¥ 3,120
Investment Agreement [Member] | China, Yuan Renminbi [Member] | Ultimately invested in Qoros equity [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding by Investor | ¥			6,500
Investment Agreement [Member] | China, Yuan Renminbi [Member] | Investment paid to Kenon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding by Investor | ¥			¥ 130
Prepayment of debt [Member] | Overseas Investments Peru Credit Suisse (D) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Prepayments				$ 100,000
Maturity				February 2019
Repayments	$ 101,000
Repayment of debt [Member] | Overseas Investments Peru Credit Suisse (D) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments				$ 101,000
Repayment of debt [Member] | IC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments					$ 242,000
Qoros required to repay outstanding shareholder loans to each of Kenon and Chery [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount		$ 145,000
Qoros required to repay outstanding shareholder loans to each of Kenon and Chery [Member] | China, Yuan Renminbi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount | ¥										¥ 944
Baoneng group owns of Quros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest		51.00%	51.00%
Kenon equity interest in Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest		24.00%	24.00%
Chery equity interest in Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest		25.00%	25.00%